Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common Class A [Member]
Temporary equity shares outstanding	33,000,000	33,000,000	0
Temporary Equity, Redemption Price Per Share	$ 10.06	$ 10	$ 10
Common stock par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	0	0	0
Common stock shares outstanding	0	0	0
Common Class B [Member]
Common stock par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	50,000,000	50,000,000	50,000,000
Common stock shares issued	8,250,000	8,250,000	8,625,000
Common stock shares outstanding	8,250,000	8,250,000	8,625,000